Commitments and Contingency (Details) - USD ($)		9 Months Ended		12 Months Ended
	Apr. 15, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Lease expiration year, description		Expiring in May 2017, which was renewed and will expire in May 2020.
Lease term		3 years
Lease rental expenses		$ 51,814	$ 46,854
Future minimum lease payment obligation		206,272
Japan office [Member]
Finite-Lived Intangible Assets [Line Items]
Lease rental expenses		25,974
Future minimum lease payment		$ 37,400
Consumption tax rate description		The 8% Japan consumption tax.
California [Member]
Finite-Lived Intangible Assets [Line Items]
Lease rental expenses		$ 51,814	$ 46,854	$ 62,472	$ 39,045	$ 0
Satellites service agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Lease effective date		Mar. 15, 2017
Deposit	$ 95,100
Prepay outstanding amount	$ 285,300